GMO International Opportunistic Value Fund Expense Example - GMO International Opportunistic Value Fund	Feb. 28, 2025 USD ($)
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	925
Class IV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	865
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	925
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	1,328
Expense Example, with Redemption, 5 Years	2,548
Expense Example, with Redemption, 10 Years	$ 5,488